Investment Portfolio - September 30, 2024
(unaudited)

CALLODINE EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 94.3%

Consumer Discretionary - 13.9%
Diversified Consumer Services - 2.2%
Perdoceo Education Corp.	122,989	$2,735,275
Hotels, Restaurants & Leisure - 3.2%
Jack in the Box, Inc.	85,000	3,955,900
Textiles, Apparel & Luxury Goods - 8.5%
Wolverine World Wide, Inc.	600,000	10,452,000
Total Consumer Discretionary		17,143,175
Consumer Staples - 12.1%
Consumer Staples Distribution & Retail - 2.2%
Walgreens Boots Alliance, Inc.	300,000	2,688,000
Household Products - 8.9%
Spectrum Brands Holdings, Inc.	115,000	10,941,100
Tobacco - 1.0%
Altria Group, Inc.	25,000	1,276,000
Total Consumer Staples		14,905,100
Energy - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Energy Transfer LP	475,000	7,623,750
Genesis Energy LP	250,000	3,342,500
Total Energy		10,966,250
Financials - 16.8%
Banks - 4.3%
M&T Bank Corp.	30,000	5,343,600
Capital Markets - 9.1%
AllianceBernstein Holding LP	140,000	4,884,600
Blue Owl Capital, Inc.	325,000	6,292,000
		11,176,600
Financial Services - 1.5%
Apollo Global Management, Inc.	15,000	1,873,650
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
Chimera Investment Corp.	60,000	949,800
Two Harbors Investment Corp.	100,000	1,388,000
		2,337,800
Total Financials		20,731,650
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 20.7%
Health Care Equipment & Supplies - 6.1%
Baxter International, Inc.	200,000	$7,594,000
Pharmaceuticals - 14.6%
GSK plc - ADR	150,000	6,132,000
Sanofi S.A. - ADR	95,000	5,474,850
Viatris, Inc.	550,000	6,385,500
		17,992,350
Total Health Care		25,586,350
Industrials - 3.4%
Professional Services - 3.4%
SS&C Technologies Holdings, Inc.	55,750	4,137,208
Materials - 3.5%
Chemicals - 3.5%
OCI N.V. (Netherlands)	150,000	4,276,431
Real Estate - 3.2%
Office REITs - 3.2%
Douglas Emmett, Inc.	225,000	3,953,250
Utilities - 11.8%
Electric Utilities - 3.3%
TXNM Energy, Inc.	93,510	4,092,933
Gas Utilities - 4.1%
Spire, Inc.	50,000	3,364,500
UGI Corp.	65,625	1,641,937
		5,006,437
Multi-Utilities - 4.4%
Algonquin Power & Utilities Corp.
(Canada)	1,000,000	5,450,000
Total Utilities		14,549,370
TOTAL COMMON STOCKS
(Identified Cost $104,210,983)		116,248,784

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management,
Institutional Shares, 4.80%[1]
(Identified Cost $2,940,159)	2,940,159	2,940,159

TOTAL INVESTMENTS - 96.7%
(Identified Cost $107,151,142)		119,188,943
OTHER ASSETS, LESS LIABILITIES -3.3%		4,108,649
NET ASSETS - 100%		$123,297,592

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

1Rate shown is the current yield as of September 30, 2024.

Investment Portfolio - September 30, 2024
(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$17,143,175	$17,143,175	$—	$—
Consumer Staples	14,905,100	14,905,100	—	—
Energy	10,966,250	10,966,250	—	—
Financials	20,731,650	20,731,650	—	—
Health Care	25,586,350	25,586,350	—	—
Industrials	4,137,208	4,137,208	—	—
Materials	4,276,431	—	4,276,431	—
Real Estate	3,953,250	3,953,250	—	—
Utilities	14,549,370	14,549,370	—	—
Short-Term Investment	2,940,159	2,940,159	—	—
Total assets	$119,188,943	$114,912,512	$4,276,431	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2023 or September 30, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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